Pension Plans and Defined Contribution Plan - Schedule of Fair Values of Pension Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 163,726	$ 142,088
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,158	874
Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,355	4,204
Commodities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,665	2,563
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,145	16,962
Master Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,873	6,368
Equity Securities [Member] | U.S. Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,015	27,779
Equity Securities [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,667	21,960
Equity Securities [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,781	12,504
Equity Securities [Member] | U.S. Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,320	9,974
Fixed Income [Member] | U.S. Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	54,214	36,778
Fixed Income [Member] | U.S. Inflation Protected Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	491	403
Fixed Income [Member] | High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,029	912
Fixed Income [Member] | International Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013	807
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	99,343	92,899
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,158	874
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,355	4,204
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Commodities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,665	2,563
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Master Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,873	6,368
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Equity Securities [Member] | U.S. Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,015	27,779
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Equity Securities [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,667	21,960
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Equity Securities [Member] | Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,781	12,504
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Equity Securities [Member] | U.S. Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,320	9,974
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Fixed Income [Member] | U.S. Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,976	4,551
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Fixed Income [Member] | U.S. Inflation Protected Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	491	403
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Fixed Income [Member] | High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,029	912
Quoted Prices in Active Markets for Identical Assets or Liabilities Level 1 [Member] | Fixed Income [Member] | International Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013	807
Significant Other Observable Inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,238	32,227
Significant Other Observable Inputs Level 2 [Member] | Fixed Income [Member] | U.S. Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48,238	32,227
Assets Measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,145	16,962
Assets Measured at Net Asset Value [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16,145	$ 16,962